Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Schedule of Cash Flow Information

Investing and financing activities	December 31, 2021	December 31, 2020	December 31, 2019

Exploration and evaluation assets expenditures included in trade and other payables	$89,203	$48,038	$166,154
Right-of-use assets	(508,799)	-	(394,654)
Gold in trust	-	-	(2,790,858)
Gold loan payable	-	-	2,412,534
Derivative financial liabilities	-	-	378,324
Warrant liability	2,371,174	-	-
Fair value of finders’ warrants	130,731	-	-
Lease liabilities	508,799	-	394,654
Fair value of cash stock options transferred to share capital on exercise of options	177,250	51,980	-
Fair value of cashless stock options transferred to share capital on exercise of options	-	178,480	-

Schedule of supplemental information of cash and cash equivalents

	December 31, 2021	December 31, 2020

Cash	$2,133,076	$1,234,698
Term Deposits	8,037,300	1,300,000
Total cash and cash equivalents	$10,170,376	$2,534,698